Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Consolidated net loss	$ (432,390)	$ (209,119)	$ (583,517)	$ (411,190)	$ (268,029)
Reconciling items:
Impairment charges		0	16,970	37,651	7,614
Depreciation and amortization	174,871	182,182	730,828	729,285	763,306
Deferred taxes	25,308	(106,991)	(158,170)	(304,611)	(143,944)
Provision for doubtful accounts	3,418	4,576	20,243	11,715	13,723
Amortization of deferred financing charges and note discounts, net	31,220	31,356	124,342	164,097	188,034
Share-based compensation	3,036	5,517	16,715	28,540	20,667
Gain on disposal of operating and fixed assets	(165)	(2,395)	(22,998)	(48,127)	(12,682)
(Gain) loss on marketable securities		0	(130,879)	4,580	4,827
Equity in (earnings) loss of nonconsolidated affiliates	13,326	(3,641)	77,696	(18,557)	(26,958)
Loss on extinguishment of debt	3,916	3,888	87,868	254,723	1,447
Other reconciling items, net	(1,577)	6,469	19,904	14,234	17,023
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase (decrease) in accounts receivable	149,407	143,413	(29,605)	(34,238)	(7,835)
Increase (decrease) in accrued expenses	(39,724)	(79,301)	26,105	34,874	(127,242)
Increase (decrease) in accounts payable	8,008	(26,422)	(2,620)	13,863	6,236
Increase (decrease) in accrued interest	(39,739)	(29,423)	16,014	20,223	39,170
Increase (decrease) in deferred income	61,525	19,519	7,508	33,482	(10,776)
Changes in other operating assets and liabilities	(52,088)	(26,219)	(3,532)	(45,412)	(89,720)
Net cash provided by operating activities	(91,648)	(86,591)	212,872	485,132	374,861
Cash flows from investing activities:
Proceeds from sale of other investments			135,571	0	6,894
Purchases of businesses			(97)	(50,116)	(46,356)
Purchases of property, plant and equipment	(67,408)	(61,620)	(324,526)	(390,280)	(362,281)
Proceeds from disposal of assets	1,425	7,268	81,598	59,665	54,270
Purchases of other operating assets	(370)	(1,344)	(21,532)	(14,826)	(20,995)
Proceeds from sale of investments in nonconsolidated affiliates	220,961
Change in other, net	(1,954)	(1,515)	(4,379)	(1,464)	382
Net cash provided by (used for) investing activities	152,654	(57,211)	(133,365)	(397,021)	(368,086)
Cash flows from financing activities:
Draws on credit facilities	820	270,137	272,252	604,563	55,000
Payments on credit facilities	(247,675)	(22,500)	(27,315)	(1,931,419)	(960,332)
Proceeds from long-term debt	209,975	575,000	575,000	4,917,643	1,731,266
Payments on long-term debt	(63,902)	(1,163,436)	(1,248,860)	(3,346,906)	(1,398,299)
Repurchases of long-term debt			0	0	(55,250)
Payments to repurchase noncontrolling interests			(61,143)	(7,040)	(4,682)
Dividends and other payments to noncontrolling interests	(3,955)	(4,353)	(91,887)	(251,665)	(3,571)
Deferred financing charges	(1,064)	(9,678)	(18,390)	(83,617)	(46,659)
Change in other, net	(183)	548	4,461	3,092	(15,589)
Net cash used for financing activities	(105,984)	(354,282)	(595,882)	(95,349)	(698,116)
Effect of exchange rate changes on cash	(2,431)	(5,356)	(484)	3,566	(903)
Net decrease in cash and cash equivalents	(47,409)	(503,440)	(516,859)	(3,672)	(692,244)
Cash and cash equivalents at beginning of period	708,151	1,225,010	1,225,010	1,228,682	1,920,926
Cash and cash equivalents at end of period	660,742	721,570	708,151	1,225,010	1,228,682
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for interest			1,543,455	1,381,396	1,260,767
Cash paid during the year for taxes			$ 50,934	$ 52,517	$ 81,162